Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing Warrants Classified as Derivative Liabilities (Shares)	2,375,000		2,375,000
Financing Warrants Classified within Stockholders' Equity (Shares)	507,055		507,055
Total Exercisable Financing Warrants (Shares)	2,882,055		2,882,055
Number of Shares, Exercisable at end of year	2,882,055
Common Stock Financing Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Exercisable Financing Warrants (Shares)	2,882,055
Number of Shares, outstanding, at beginning of year	2,882,055	3,949,018
Weighted Average Exercise Price, outstanding, at beginning of year	$ 0.80	$ 0.64
Weighted Average Remaining Contractual Life, Outstanding at beginning of year		4 years 9 months 21 days
Number of Shares, Exercised		(1,066,963)
Weighted Average Exercise Price, Exercised
Number of Shares, outstanding at end of year	2,882,055	2,882,055
Weighted Average Exercise Price, outstanding, at end of year	$ 0.60	$ 0.80
Weighted Average Remaining Contractual Life, Outstanding at end of year	2 years 11 months 8 days	3 years 11 months 12 days
Number of Shares, Exercisable at end of year	2,882,055
Weighted Average Exercise Price, Exercisable at end of year	$ 0.60
Weighted Average Remaining Contractual Life, Exercisable at end of year	2 years 11 months 8 days
MDB Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing Warrants Exercise Price			$ 0.20
Warrants and Rights Outstanding, Maturity Date			Nov. 04, 2021
Financing Warrants Classified as Derivative Liabilities (Shares)
Financing Warrants Classified within Stockholders' Equity (Shares)	327,490		327,490
Total Exercisable Financing Warrants (Shares)	327,490		327,490
Number of Shares, Exercisable at end of year	327,490
Strome Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing Warrants Exercise Price			$ 0.50
Warrants and Rights Outstanding, Maturity Date			Jun. 15, 2023
Financing Warrants Classified as Derivative Liabilities (Shares)	1,500,000		1,500,000
Financing Warrants Classified within Stockholders' Equity (Shares)
Total Exercisable Financing Warrants (Shares)	1,500,000		1,500,000
Number of Shares, Exercisable at end of year	1,500,000
B. Riley Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing Warrants Exercise Price			$ 1.00
Warrants and Rights Outstanding, Maturity Date			Oct. 18, 2025
Financing Warrants Classified as Derivative Liabilities (Shares)	875,000		875,000
Financing Warrants Classified within Stockholders' Equity (Shares)
Total Exercisable Financing Warrants (Shares)	875,000		875,000
Number of Shares, Exercisable at end of year	875,000
MDB Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing Warrants Exercise Price			$ 1.15
Warrants and Rights Outstanding, Maturity Date			Oct. 19, 2022
Financing Warrants Classified as Derivative Liabilities (Shares)
Financing Warrants Classified within Stockholders' Equity (Shares)	119,565		119,565
Total Exercisable Financing Warrants (Shares)	119,565		119,565
Number of Shares, Exercisable at end of year	119,565
MDB Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing Warrants Exercise Price			$ 2.50
Warrants and Rights Outstanding, Maturity Date			Oct. 19, 2022
Financing Warrants Classified as Derivative Liabilities (Shares)
Financing Warrants Classified within Stockholders' Equity (Shares)	60,000		60,000
Total Exercisable Financing Warrants (Shares)	60,000		60,000
Number of Shares, Exercisable at end of year	60,000